Consolidation scope (Tables)	12 Months Ended
Dec. 31, 2024
Consolidation scope
Schedule of the main group consolidated entities

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bayou Bend CCS OpCo LLC	25.00%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings B.V.	100.00%		Netherlands	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Congo Forest Company (CFC)	100.00%		Congo	Congo
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	East African Crude Oil Pipeline (EACOP) Ltd	62.00%	E	United Kingdom	Uganda
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Global Forestry Development (GFD)	49.00%	E	Belgium	Belgium
	Luna Carbon Storage ANS	40.00%	E	Norway	Norway
	Mabruk Oil Operations	49.02%		France	Libya
	Net Zero North Sea Storage Holdings Ltd	10.00%	E	United Kingdom	United Kingdom
	Norpipe Oil AS	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Northern Lights JV DA	33.33%	E	Norway	Norway
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	SapuraOMV Block 30 S.de R.L. de C.V.	100.00%		Mexico	Mexico
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	TOQAP Guyana B.V.	60.00%		Netherlands	Guyana
	Total Austral	100.00%		France	Argentina
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Angola Block 15/06	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Chine	100.00%		France	China
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Jutland Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P M2 Holdings Limited	100.00%		South Africa	South Africa
	Total E&P Participations Petrolieres Congo	100.00%		Congo	Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total Oil and Gas South America	100.00%		France	France
	Total Pars LNG	100.00%		France	France
	Total South Pars	100.00%		France	Iran
	TotalEnergies Anchor USA LLC	100.00%		United States	United States
	TotalEnergies BTC B.V.	100.00%		Netherlands	Azerbaijan
	TotalEnergies Carbon Solutions	100.00%		France	France
	TotalEnergies CCS UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies CCS USA, LLC	100.00%		United States	United States
	TotalEnergies Denmark ASW	100.00%		United States	Denmark
	TotalEnergies Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	TotalEnergies E&P Algerie	100.00%		France	Algeria
	TotalEnergies E&P Algerie Berkine A/S	100.00%		Denmark	Algeria
	TotalEnergies E&P Americas LLC	100.00%		United States	United States
	TotalEnergies E&P Colombie	100.00%		France	Colombia
	TotalEnergies E&P New Ventures Inc.	100.00%		United States	United States
	TotalEnergies E&P North Sea UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P Research & Technology USA LLC	100.00%		United States	United States
	TotalEnergies E&P UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P USA Inc.	100.00%		United States	United States
	TotalEnergies E&P USA Oil Shale LLC	100.00%		United States	United States
	TotalEnergies E&P USA Well Containment LLC	100.00%		United States	United States
	TotalEnergies East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	TotalEnergies EP Absheron B.V.	100.00%		Netherlands	Azerbaijan
	TotalEnergies EP Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
TotalEnergies EP Angola	100.00%	France	Angola
TotalEnergies EP Angola Block 16	100.00%	France	Angola
TotalEnergies EP Angola Block 16 Holdings	100.00%	France	Angola
TotalEnergies EP Angola Block 16-21	100.00%	France	Angola
TotalEnergies EP Angola Block 17.06	100.00%	France	Angola
TotalEnergies EP Angola Block 20	100.00%	France	Angola
TotalEnergies EP Angola Block 25	100.00%	France	Angola
TotalEnergies EP Angola Block 29	100.00%	France	Angola
TotalEnergies EP Angola Block 32	100.00%	France	Angola
TotalEnergies EP Angola Block 40	100.00%	France	Angola
TotalEnergies EP Angola Block 48 B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Aotearoa Sdn Bhd	100.00%	Malaysia	New Zealand
TotalEnergies EP Asia Pacific Pte. Ltd	100.00%	Singapore	Singapore
TotalEnergies EP Azerbaijan B.V.	100.00%	Netherlands	Azerbaijan
TotalEnergies EP Block 9	100.00%	France	Lebanon
TotalEnergies EP Bolivie	100.00%	France	Bolivia
TotalEnergies EP Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies EP Bulgaria B.V.	100.00%	Netherlands	Bulgaria
TotalEnergies EP Cambodge	100.00%	France	Cambodia
TotalEnergies EP Chissonga	100.00%	France	Angola
TotalEnergies EP Company UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies EP Congo	85.00%	Congo	Congo
TotalEnergies EP Cyprus B.V.	100.00%	Netherlands	Cyprus
TotalEnergies EP Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Danmark A/S - CPH	100.00%	Denmark	Denmark
TotalEnergies EP Dolphin Holdings	100.00%	France	France
TotalEnergies EP Dolphin Midstream	100.00%	France	France
TotalEnergies EP Dolphin Upstream	100.00%	France	Qatar
TotalEnergies EP France	100.00%	France	France
TotalEnergies EP Gabon	58.28%	Gabon	Gabon
TotalEnergies EP Gass Handel Norge AS	100.00%	Norway	Norway
TotalEnergies EP Gastransport Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Golfe	100.00%	France	Qatar
TotalEnergies EP Greece B.V.	100.00%	Netherlands	Greece
TotalEnergies EP Guyana B.V.	100.00%	Netherlands	Guyana
TotalEnergies EP Holdings Russia	100.00%	France	France
TotalEnergies EP Holdings UAE B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP International K1 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K2 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K3 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP Iran B.V.	100.00%	Netherlands	Iran
TotalEnergies EP Iraq	100.00%	France	Iraq
TotalEnergies EP Italia S.p.A.	100.00%	Italy	Italy
TotalEnergies EP Kazakhstan	100.00%	France	Kazakhstan
TotalEnergies EP Kenya B.V.	100.00%	Netherlands	Kenya
TotalEnergies EP Liban S.A.L.	100.00%	Lebanon	Lebanon
TotalEnergies EP Libye	100.00%	France	Libya
TotalEnergies EP Lower Zakum B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Malaysia	100.00%	France	Malaysia
TotalEnergies EP Mauritania Block C18 B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritania Block C9 B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritania Blocks DW B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritanie	100.00%	France	Mauritania
TotalEnergies EP M'Bridge B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Mexico S.A. de C.V.	100.00%	Mexico	Mexico
TotalEnergies EP Myanmar	100.00%	France	Myanmar
TotalEnergies EP Namibia B.V.	100.00%	Netherlands	Namibia
TotalEnergies EP Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Nigeria Deepwater A Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater B Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater C Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater D Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater E Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater F Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater G Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater H Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria S.A.S.	100.00%	France	France
TotalEnergies EP Norge AS	100.00%	Norway	Norway
TotalEnergies EP Oman Block 11 B.V.	100.00%	France	Oman
TotalEnergies EP Oman S.A.S.	100.00%	France	Oman
TotalEnergies EP Petroleum Angola	100.00%	France	Angola
TotalEnergies EP Pipelines Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Profils Petroliers	100.00%	France	France
TotalEnergies EP Qatar	100.00%	France	Qatar
TotalEnergies EP Qatar 2	100.00%	France	Qatar
TotalEnergies EP Ratawi Hub	100.00%	France	Iraq
TotalEnergies EP Russie	100.00%	France	Russia
TotalEnergies EP Sao Tome and Principe B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Sebuku	100.00%	France	Indonesia
TotalEnergies EP Senegal	100.00%	France	Senegal
TotalEnergies EP Services Brazil B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP South Africa Block 567 (Pty) Ltd	100.00%	South Africa	South Africa
TotalEnergies EP South Africa S.A.S.	100.00%	France	South Africa
TotalEnergies EP Suriname B.V.	100.00%	Netherlands	Suriname
TotalEnergies EP Thailand	100.00%	France	Thailand
TotalEnergies EP UAE Unconventional Gas B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Uganda S.A.S.	100.00%	France	Uganda
TotalEnergies EP Umm Lulu SARB	100.00%	France	United Arab Emirates
TotalEnergies EP Umm Shaif Nasr B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Vostok LLC	100.00%	Russia	Russia
TotalEnergies EP Waha	100.00%	France	Libya
TotalEnergies EP Well Response	100.00%	France	France
TotalEnergies EP Western Australia Pty Ltd	100.00%	Australia	Australia
TotalEnergies EP Yemen	100.00%	France	Yemen
TotalEnergies EP Yemen Block 3 B.V.	100.00%	Netherlands	Yemen
TotalEnergies Holdings EACOP S.A.S.	100.00%	France	Uganda
TotalEnergies Holdings International B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Holdings Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Jack USA LLC	100.00%	United States	United States
TotalEnergies LNG Supply Services USA	100.00%	United States	United States
TotalEnergies Nature Based Solutions	100.00%	France	France
TotalEnergies Nature Based Solutions II	100.00%	France	France
TotalEnergies Nederland Facilities Management B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Offshore GB Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Offshore UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Petroleo & Gas Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies Shipping Brazil B.V.	100.00%	Netherlands	Brazil
TotalEnergies Upstream Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies Upstream Nigeria	100.00%	Nigeria	Nigeria
TotalEnergies Upstream UK Ltd	100.00%	United Kingdom	United Kingdom
Uintah Colorado Resources II, LLC	100.00%	United States	United States
Uintah Colorado Resources, LLC	66.67%	United States	United States

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated LNG
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Total Gas Ltd (d)	37.40%	E	India	India
	Adani Total LNG Singapore Pte. Ltd	50.00%	E	Singapore	Singapore
	Adani Total Private Limited	50.00%	E	India	India
	Angola LNG Ltd	13.60%	E	Bermuda	Angola
	BioBearn S.A.S.	100.00%		France	France
	BioDeac S.A.S.	65.00%	E	France	France
	BioGasconha S.A.S.	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	BioLoie S.A.S.	55.00%	E	France	France
	BioPommeria S.A.S.	100.00%		France	France
	BioQuercy S.A.S.	66.00%	E	France	France
	Bioroussillon S.A.S.	100.00%		France	France
	Biovilleneuvois S.A.S.	100.00%		France	France
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Del Rio Funding LLC (a)	59.53%	E	United States	United States
	ECA LNG Holdings B.V.	16.60%	E	Netherlands	Netherlands
	Fonroche Energies Renouvelables S.A.S.	100.00%		France	France
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
	Greenflex S.A.S.	100.00%		France	France
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Ichthys LNG Pty Limited	26.00%	E	Australia	Australia
	Margeriaz Energie	100.00%		France	France
	Marsa LNG, LLC	80.00%	E	Oman	Oman
	Methanergy	100.00%		France	France
	Moz LNG1 Co-Financing Company	26.50%		Mozambique	Mozambique
	Moz LNG1 Holding Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
	Mozambique LNG Marine Terminal Company S.A.	26.50%		Mozambique	Mozambique
	Mozambique LNG1 Financing Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
	Mozambique MOF Company S.A.	26.50%		Mozambique	Mozambique
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	Oman LNG, LLC	5.54%	E	Oman	Oman
	Papua LNG Development Pte Ltd	100.00%		Singapore	Papua New Guinea
	PGB Energetyka	100.00%		Poland	Poland
	PGB Energetyka 1	100.00%		Poland	Poland
	PGB Energetyka 2	100.00%		Poland	Poland
	PGB Energetyka 3	100.00%		Poland	Poland
PGB Energetyka 4	100.00%		Poland	Poland
PGB Energetyka 5	100.00%		Poland	Poland
PGB Energetyka 6	100.00%		Poland	Poland
PGB Energetyka 7	100.00%		Poland	Poland
PGB Energetyka 8	100.00%		Poland	Poland
PGB Energetyka 9	100.00%		Poland	Poland
PGB Energetyka 10	100.00%		Poland	Poland
PGB Energetyka 11	100.00%		Poland	Poland
PGB Energetyka 12	100.00%		Poland	Poland
PGB Energetyka 13	100.00%		Poland	Poland
PGB Energetyka 14	100.00%		Poland	Poland
PGB Energetyka 15	100.00%		Poland	Poland
PGB Energetyka 16	100.00%		Poland	Poland
PGB Energetyka 17	100.00%		Poland	Poland
PGB Energetyka 18	100.00%		Poland	Poland
PGB Energetyka 19	100.00%		Poland	Poland
PGB Energetyka 20	100.00%		Poland	Poland
PGB Energetyka 21	100.00%		Poland	Poland
PGB Energetyka 22	100.00%		Poland	Poland
PGB Energetyka 23	100.00%		Poland	Poland
PGB Energetyka 24	100.00%		Poland	Poland
PGB Energetyka 25	100.00%		Poland	Poland
PGB Energetyka 26	100.00%		Poland	Poland
PGB Energetyka 27	100.00%		Poland	Poland
PGB Energetyka 28	100.00%		Poland	Poland
PGB Inwestycje	100.00%		Poland	Poland
PGB Serwis	100.00%		Poland	Poland
Polska Grupa Biogazowa S.A.	100.00%		Poland	Poland
Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 10 (QG10) - NFS Project	25.00%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 5 (QG5) - NFE Project	25.00%	E	Qatar	Qatar
Rio Grande LNG Intermediate Holdings, LLC (b)	20.31%	E	United States	United States
South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
Total E&P Indonesie	100.00%		France	Indonesia
Total Eren H2	80.00%	E	France	France
Total Shenergy LNG (Shanghai) Co., Ltd.	49.00%	E	China	China
TotalEnergies Australia Unit Trust (c)	0.00%		Australia	Australia
TotalEnergies Biogas Holdings USA, LLC	100.00%		United States	United States
TotalEnergies Biogaz France	100.00%		France	France
TotalEnergies CCS Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies E&P SW Texas, LLC	100.00%		United States	United States
TotalEnergies E&P Yamal	100.00%		France	France
TotalEnergies EP Angola Developpement Gaz	100.00%		France	Angola
TotalEnergies EP Australia	100.00%		France	Australia
TotalEnergies EP Australia II	100.00%		France	Australia
TotalEnergies EP Australia III	100.00%		France	Australia
TotalEnergies EP Barnett USA	100.00%		United States	United States
TotalEnergies EP CentralAmerica Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Egypt North Ras Kanayis Offshore B.V.	100.00%		Netherlands	Egypt
TotalEnergies EP Egypte	100.00%		France	Egypt
TotalEnergies EP Exploration Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Mauritius Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies EP Ichthys Holdings	100.00%		France	France
TotalEnergies EP Ichthys Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP JV New Zealand Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Kundu Limited	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP Malaysia Holdings Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Malaysia International Sdn. Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Mozambique Area1, Ltda	100.00%		Mozambique	Mozambique
TotalEnergies EP Oceania Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Oman Block 12 B.V.	100.00%		Netherlands	Oman
TotalEnergies EP Oman Development B.V.	100.00%		Netherlands	Oman
TotalEnergies EP PNG Ltd	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP PNG2 B.V.	100.00%		Netherlands	Papua New Guinea
TotalEnergies EP Sabah Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Salmanov	100.00%		France	France
TotalEnergies EP Sarawak Inc	100.00%		Bahamas	Malaysia
TotalEnergies EP Singapore Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies EP Sureste Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Tengah	100.00%		France	Indonesia
TotalEnergies EP Transshipment S.A.S.	100.00%		France	France
TotalEnergies EP Western Australia Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
TotalEnergies Gas & Power Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power North America, Inc.	100.00%		United States	United States
TotalEnergies Gas & Power Services UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Gaz & Electricite Holdings	100.00%		France	France
TotalEnergies GLNG Australia	100.00%		France	Australia
TotalEnergies GLNG Holdings Australia S.A.S.	100.00%		France	Australia
TotalEnergies LNG Angola	100.00%		France	France
TotalEnergies LNG services France	100.00%		France	France
TotalEnergies Sviluppo Italia S.R.L.	100.00%		Italy	Italy
TotalEnergies USA International LLC	100.00%		United States	United States
TotalEnergies Yemen LNG Company Ltd	100.00%		Bermuda	Bermuda
Yamal LNG	20.02%	E	Russia	Russia
Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Power
	Abarloar Solar S.L.U.	100.00%		Spain	Spain
	Abeto Solar, S.L.U.	100.00%		Spain	Spain
	Access Building Egypt Solar One	100.00%		Egypt	Egypt
	Access Egypt Solar One	100.00%		Egypt	Egypt
	Adani Green Energy Ltd	19.75%	E	India	India
	Adani Green Energy Twenty Three Limited	50.00%	E	India	India
	Adani Renewable Energy Holding Nine Limited	50.00%	E	India	India
	Adani Renewable Energy Sixty four Limited	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	AES CFE Holding III, LLC	30.00%	E	United States	United States
	Al Kharsaa Solar Holdings B.V.	49.00%	E	Netherlands	Netherlands
	Alberche Conex, S.L.	100.00%		Spain	Spain
	Alcad AB	100.00%		Sweden	Sweden
	Alicante	50.00%	E	France	France
	Alicante 2	50.00%	E	France	France
	Altergie Territoires 2	44.58%	E	France	France
	Altergie Territoires 3	50.00%	E	France	France
	Altergie Territoires 5	50.00%	E	France	France
	Amber Solar Power Cinco, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Cuatro, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Dieciseis, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Diez, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Nueve, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Quince, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Tres, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Uno, S.L.	65.00%	E	Spain	Spain
	Amura Solar, S.L.U.	100.00%		Spain	Spain
	Anayet Solar, S.L.U.	100.00%		Spain	Spain
	Anclote Solar, S.L.U.	100.00%		Spain	Spain
	Ancora Solar, S.L.U.	100.00%		Spain	Spain
	Anemopetra	100.00%		Greece	Greece
	Arbotante Solar, S.L.U.	100.00%		Spain	Spain
	Armada Solar, S.L.U.	100.00%		Spain	Spain
	Atolon Solar, S.L.U.	100.00%		Spain	Spain
	Attentive Energy, LLC	56.00%	E	United States	United States
	Auriga Generacion S.L.	100.00%		Spain	Spain
	Automotive Cells Company, S.E.	24.27%	E	France	France
	Avenir Solaire Etoile	100.00%		France	France
	Avenir Solaire Portfolio	100.00%		France	France
	Avenir Solaire Rhea	100.00%		France	France
	Avenir Solaire Tethys	100.00%		France	France
	Avenir Solaire Titan	100.00%		France	France
	Baker Creek Solar, LLC	100.00%		United States	United States
	Ballupur Solar Power Projects Private Ltd	50.00%	E	India	India
	Baltic Sea OFW O-2.2 GmbH	100.00%		Germany	Germany
	Baser Comercializadora de Referencia	100.00%		Spain	Spain
	Belharra	100.00%		France	France
	Bidasoa Conex, S.L.	100.00%		Spain	Spain
	BJL11 Solar S.A.	90.00%		Brazil	Brazil
	BJL4 Solar S.A.	90.00%		Brazil	Brazil
	Brazoria Solar I, LLC	100.00%		United States	United States
	Brazoria Solar II, LLC	100.00%		United States	United States
	Brur Hail Sun, Limited Partnership	44.64%		Israel	Israel
	Budeshte Agro	100.00%		Bulgaria	Bulgaria
	Canal City Solar, LLC	100.00%		United States	United States
	Casa dos Ventos S.A.	34.00%	E	Brazil	Brazil
	Castellaneta Solar S.R.L.	100.00%		Italy	Italy
	Castille	50.00%	E	France	France
	Cefeo Solar, S.L.U.	100.00%		Spain	Spain
	Centaurus Environment S.L.U.	100.00%		Spain	Spain
	Central Eolica Pampa de Malaspina S.A.U.	100.00%		Argentina	Argentina
	Central Eolica Terra Santa SPE I S.A.	88.77%		Brazil	Brazil
	Central Eolica Terra Santa SPE II S.A.	88.77%		Brazil	Brazil
	Centrale Eolienne Alaincourt	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Eolienne Mont de l'Arbre III	100.00%		France	France
	Centrale Eolienne RENFR 220	100.00%		France	France
Centrale Eolienne Vallee de la Craie	100.00%		France	France
Centrale Hydroelectrique Alas	100.00%		France	France
Centrale Hydroelectrique Ardon	90.00%		France	France
Centrale Hydroelectrique Arvan	100.00%		France	France
Centrale Hydroelectrique Barbaira	100.00%		France	France
Centrale Hydroelectrique Bonnant	100.00%		France	France
Centrale Hydroelectrique Gavet	100.00%		France	France
Centrale Hydroelectrique Grand Vallon	100.00%		France	France
Centrale Hydroelectrique Miage	100.00%		France	France
Centrale Hydroelectrique Previnquieres	100.00%		France	France
Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
Centrale Solaire 2	100.00%		France	France
Centrale Solaire 21.09-3	100.00%		France	France
Centrale Solaire 21.09-4	100.00%		France	France
Centrale Solaire 21.09-5	100.00%		France	France
Centrale Solaire APV R&D	100.00%		France	France
Centrale Solaire Autoprod	100.00%		France	France
Centrale Solaire Autoroutes PV BFC	100.00%		France	France
Centrale Solaire Bayet	100.00%		France	France
Centrale Solaire Beauce Val de Loire	60.00%		France	France
Centrale Solaire Carrefour de l'Europe	100.00%		France	France
Centrale Solaire CET La Babiniere	100.00%		France	France
Centrale Solaire Chemin De Melette	51.00%	E	France	France
Centrale Solaire De Cazedarnes	75.00%		France	France
Centrale Solaire de La Bezassade	100.00%		France	France
Centrale Solaire Dom	100.00%		France	France
Centrale Solaire Du Centre Ouest	100.00%		France	France
Centrale Solaire Du Lavoir	60.00%		France	France
Centrale Solaire Estarac	35.00%	E	France	France
Centrale Solaire Golbey	51.05%	E	France	France
Centrale Solaire Guinots	60.00%	E	France	France
Centrale Solaire Heliovale	59.63%	E	France	France
Centrale Solaire La Castello	100.00%		France	France
Centrale Solaire La Jouannetterie	100.00%		France	France
Centrale Solaire La Potence	100.00%		France	France
Centrale Solaire La Roquette	100.00%		France	France
Centrale Solaire La Tastere	60.00%	E	France	France
Centrale Solaire Lacoste	100.00%		France	France
Centrale Solaire Le Carteyrou	100.00%		France	France
Centrale Solaire Le Trabet	100.00%		France	France
Centrale Solaire Les Cordeliers	83.98%		France	France
Centrale Solaire Les Cordeliers 2	75.00%		France	France
Centrale Solaire l'Estrade	100.00%		France	France
Centrale Solaire Lodes	50.00%	E	France	France
Centrale Solaire Lot 1	100.00%		France	France
Centrale Solaire Macouria	100.00%		France	France
Centrale Solaire Marlan	100.00%		France	France
Centrale Solaire Mazeran Lr	50.00%	E	France	France
Centrale Solaire Merle Sud 2	60.00%	E	France	France
Centrale Solaire Moussoulens	100.00%		France	France
Centrale Solaire Olinoca	10.00%	E	France	France
Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
Centrale Solaire Ombrieres De Blyes	60.00%		France	France
Centrale Solaire Plateau De Pouls	51.00%		France	France
Centrale Solaire Pouy Negue	100.00%		France	France
Centrale Solaire Pouy Negue 2	100.00%		France	France
Centrale Solaire RENFR 331	100.00%		France	France
Centrale Solaire RENFR 397	100.00%		France	France
Centrale Solaire RENFR 412	100.00%		France	France
Centrale Solaire RENFR 422	100.00%		France	France
Centrale Solaire RENFR 440	100.00%		France	France
Centrale Solaire RENFR 450	100.00%		France	France
Centrale Solaire RENFR 453	100.00%		France	France
Centrale Solaire RENFR 627	100.00%		France	France
Centrale Solaire RENFR 628	100.00%		France	France
Centrale Solaire RENFR 629	100.00%		France	France
Centrale Solaire Roquecamude	100.00%		France	France
Centrale Solaire Solarshare Bordeaux	100.00%		France	France
Centrale Solaire SRG Energy	80.00%	E	France	France
Centrale Solaire Terre du Roi	100.00%		France	France
Centrale Solaire Toiture Josse	60.00%	E	France	France
Centrale Solaire Touzery	100.00%		France	France
Centrale Solaire TQ 3	100.00%		France	France
Centrale Solaire TQ 5	100.00%		France	France
Centrale Solaire Vauvoix	60.00%	E	France	France
Cerezo Solar, S.L.U.	100.00%		Spain	Spain
Chudiala Solar Power Projects Private Ltd	50.00%	E	India	India
Cidra Solar, S.L.U.	100.00%		Spain	Spain
Circinus Energy, S.L.U.	100.00%		Spain	Spain
Clean Energy	100.00%		Italy	Italy
Clean Energy 1	100.00%		Italy	Italy
Clinton Solar, LLC	100.00%		United States	United States
Colorado Bend I Power, LLC	100.00%		United States	United States
Colorado Bend Services, LLC	50.00%	E	United States	United States
Columba Renovables S.L.U.	100.00%		Spain	Spain
Comanche Solar, LLC	100.00%		United States	United States
Core Energy Development, LLC	100.00%		United States	United States
Core Fund 1, LLC	100.00%		United States	United States
Core Solar Capital, LLC	100.00%		United States	United States
Core Solar Data, LLC	100.00%		United States	United States
Core Solar Development, LLC	100.00%		United States	United States
Core Solar DG, LLC	100.00%		United States	United States
Core Solar Holdings I, LLC	100.00%		United States	United States
Core Solar Land Holdings I, LLC	100.00%		United States	United States
Core Solar SPV X, LLC	100.00%		United States	United States
Core Solar SPV XV, LLC	100.00%		United States	United States
Core Solar SPV XXIV, LLC	100.00%		United States	United States
Core Solar, LLC	100.00%		United States	United States
Cottonwood Bayou Storage, LLC	100.00%		United States	United States
Cottonwood Solar Cash Equity HoldCo, LLC	100.00%		United States	United States
Cottonwood Solar Class B HoldCo, LLC	50.00%	E	United States	United States
Cowtown Solar, LLC	100.00%		United States	United States
Crc Kern Front Tugboat, LLC	100.00%		United States	United States
CS Anacona 1A, LLC	100.00%		United States	United States
CS Anacona 1B, LLC	100.00%		United States	United States
CS Anacona 1C, LLC	100.00%		United States	United States
CS Black Oak A, LLC	100.00%		United States	United States
CS Black Oak B, LLC	100.00%		United States	United States
CS Clare, LLC	100.00%		United States	United States
CS Danville, LLC	100.00%		United States	United States
CS Kernan A, LLC	100.00%		United States	United States
CS Kernan B, LLC	100.00%		United States	United States
CS Kernan C, LLC	100.00%		United States	United States
CS Kernan D, LLC	100.00%		United States	United States
CS Long Point 1, LLC	100.00%		United States	United States
CS Long Point 2A, LLC	100.00%		United States	United States
CS Long Point 2B, LLC	100.00%		United States	United States
CS Quadrao 2	100.00%		United States	United States
CS Spring Lake, LLC	100.00%		United States	United States
CS Streator, LLC	100.00%		United States	United States
Cygnus Environment, S.L.U.	100.00%		Spain	Spain
DEMOSITES2022	100.00%		France	France
Dracena I Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena II Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena IV Parque Solar S.A.	100.00%		Brazil	Brazil
Driza Solar, S.L.U.	100.00%		Spain	Spain
Dubovo Energy	100.00%		Bulgaria	Bulgaria
Eclipse Solar SpA	100.00%		Chile	Chile
Ecosol San Luis S.A.U.	100.00%		Argentina	Argentina
Edelweis Solar, S.L.U.	100.00%		Spain	Spain
Eden Mumbai Solar Private Ltd	50.00%	E	India	India
Eden Renewable Cite Private Ltd	50.00%	E	India	India
Eden Renewable Ranji Private Ltd	50.00%	E	India	India
Eden Solar Energy Gurgaon Private Ltd	50.00%	E	India	India
Eden Solar Rajdhani Private Ltd	50.00%	E	India	India
El Bosc	60.00%	E	France	France
Elliniki Eoliki Energeiaki S.A.	86.00%		Greece	Greece
EMV Energy Investments S.A.	100.00%		Greece	Greece
ENEOS TotalEnergies Renewables Solar Development Japan G.K.	50.00%	E	Japan	Japan
Energia SI	100.00%		Italy	Italy
Energie Developpement	50.00%	E	France	France
Eneryo S.A.S.	100.00%		France	France
Enwind	98.00%		Poland	Poland
Eol Maral I SPE S.A.	100.00%		Brazil	Brazil
Eol Maral II SPE S.A.	100.00%		Brazil	Brazil
Eole Boin	100.00%		France	France
Eole Champagne Conlinoise	66.00%	E	France	France
Eole Dadoud	100.00%		France	France
Eole Fonds Caraibes	100.00%		France	France
Eole Grand Maison	100.00%		France	France
Eole La Montagne	87.60%		France	France
Eole La Perriere S.A.R.L.	100.00%		France	France
Eole La Plaine	100.00%		France	France
Eole Morne Carriere	100.00%		France	France
Eole Yate	100.00%		France	France
Eolica da Boneca - Empreendimentos Eolicos S.A.	33.00%	E	Portugal	Portugal
Eolmed	20.00%	E	France	France
Eren do Brasil Participacões e Consultoria em Energia Ltda	99.81%		Brazil	Brazil
Eren Maral Participacões S.A.	100.00%		Brazil	Brazil
Eren Terra Santa Participacões S.A.	94.22%		Brazil	Brazil
Essakane Solar S.A.S.	90.00%		Burkina Faso	Burkina Faso
E-Vento Ciro	100.00%		Italy	Italy
Evergreen Solar, LLC	100.00%		United States	United States
ExGen Texas Power, LLC	100.00%		United States	United States
Falla Solar, S.L.U.	100.00%		Spain	Spain
FE Tutly Solar LLC	100.00%		Uzbekistan	Uzbekistan
Fleming Solar, LLC	100.00%		United States	United States
Fluxsol	100.00%		France	France
FPV Blanchard	100.00%		France	France
Friemann & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
Futur Portfolio	100.00%		France	France
G.K. Succeed Tsu Haze	45.00%	E	Japan	Japan
Galibier	50.00%	E	France	France
Gallocanta Solar, S.L.U.	100.00%		Spain	Spain
Garonne-et-Canal Energies	100.00%		France	France
Generg - Gestão e Projectos de Energia S.A.	100.00%		Portugal	Portugal
Generg Sol da Beira Baixa - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Sol do Alentejo - Energias Renovaveis, Sociedade Unipessoal, Lda	100.00%		Portugal	Portugal
Generg Sol do Alentejo 2 - Energias Renovaveis, Sociedade Unipessoal, Lda	100.00%		Portugal	Portugal
Generg Ventos da Gardunha - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos da Gardunha - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos de Proenca-a-Nova - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Sines - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Trancoso - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Trancoso - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos de Viana do Castelo - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Viana do Castelo - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos do Caramulo - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos do Caramulo - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos do Pinhal Interior - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos do Pinhal Interior - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Geomundo Offshore Wind Power Co., Ltd.	42.50%	E	South Korea	South Korea
Glaciere De Palisse	100.00%		France	France
Global Energy	100.00%		Bulgaria	Bulgaria
Global Solar Services	100.00%		France	France
Go Electric	100.00%		United States	United States
Golden Triangle Solar, LLC	100.00%		United States	United States
Goleta Solar, S.L.U.	100.00%		Spain	Spain
Goodfellow Solar III, LLC	100.00%		United States	United States
Goritsa Aiolos Energy S.M.S.A	100.00%		Greece	Greece
Gray Whale Offshore Wind Power No.1 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.2 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.3 Co., Ltd	42.50%	E	South Korea	South Korea
Greenwind S.A.	100.00%		Argentina	Argentina
Grillete Solar, S.L.U.	100.00%		Spain	Spain
GT R4 Holdings Limited	50.00%	E	United Kingdom	United Kingdom
Haiding one international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding three international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding two international investment co Ltd	50.00%	E	TaIwan	TaIwan
Hanwha Total Solar II, LLC	50.00%	E	United States	United States
Hanwha Total Solar, LLC	50.00%	E	United States	United States
Helio 100 Kw	100.00%		France	France
Helio 971	100.00%		France	France
Helio 974 Sol 1	100.00%		France	France
Helio 974 Toiture 2	100.00%		France	France
Helio Fonds Caraibes	100.00%		France	France
Helio L'R	100.00%		France	France
Helio Prony Resources New Caledonia	100.00%		New Caledonia	New Caledonia
Helio Saint Benoit	100.00%		France	France
Helio Wabealo	100.00%		France	France
Helix Project V, LLC	100.00%		United States	United States
HETTY	100.00%		France	France
HFV Montenero	100.00%		Italy	Italy
HFV Salentina	50.00%	E	Italy	Italy
Hidrinveste - Investimentos Energeticos, Lda	100.00%		Portugal	Portugal
Hidroelectrica de Manteigas, Lda	90.00%		Portugal	Portugal
Hidroelectrica do Monte, Lda	100.00%		Portugal	Portugal
Hill Solar II, LLC	100.00%		United States	United States
HT Solar Holdings II, LLC	50.00%	E	United States	United States
HT Solar Holdings III, LLC	50.00%	E	United States	United States
HTS Holdings LLC	50.00%	E	United States	United States
Hydro 974	100.00%		France	France
Hydro Tinee	50.00%	E	France	France
Hydromons	100.00%		France	France
Inov	100.00%		Italy	Italy
Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
Jmcp	50.05%		France	France
Keith Solar I, LLC	100.00%		United States	United States
Kidds Store	100.00%		United States	United States
KSF Holding Trust	57.50%	E	Australia	Australia
Kyon Energy Finance GmbH	100.00%		Germany	Germany
Kyon Energy Solutions GmbH	100.00%		Germany	Germany
LA Basin Solar I, LLC	100.00%		United States	United States
La Compagnie Electrique de Bretagne	50.00%	E	France	France
La Metairie Neuve	25.00%	E	France	France
La Quercia Solar S.R.L	100.00%		Italy	Italy
La Seauve	40.00%	E	France	France
Lanuza Solar, S.L.U.	100.00%		Spain	Spain
LaPorte Power, LLC	100.00%		United States	United States
Lauderdale Solar, LLC	100.00%		United States	United States
Laurens Solar I, LLC	100.00%		United States	United States
Le Bois Joli	100.00%		France	France
Lemoore Stratford Land Holdings IV, LLC	100.00%		United States	United States
Les ailes de Taillard	50.00%	E	France	France
Les Vents de la Moivre 1	100.00%		France	France
Les Vents de la Moivre 2	100.00%		France	France
Les Vents de la Moivre 3	100.00%		France	France
Les Vents de la Moivre 4	100.00%		France	France
Les Vents de la Moivre 5	100.00%		France	France
Leuret	50.00%	E	France	France
Lithos Aiolos Energy S.A.	100.00%		Greece	Greece
Lorance Creek Solar, LLC	100.00%		United States	United States
Lorca	50.00%	E	France	France
Luce Solar SpA	100.00%		Chile	Chile
Luminora Solar Cinco, S.L.	65.00%	E	Spain	Spain
Luminora Solar Cuatro, S.L.	65.00%	E	Spain	Spain
Luminora Solar Dos, S.L.	65.00%	E	Spain	Spain
Luminora Solar Tres, S.L.	65.00%	E	Spain	Spain
Maenggoldo Offshore Wind Power Co., Ltd	42.50%	E	South Korea	South Korea
Martianez Solar, S.L.U.	100.00%		Spain	Spain
Marvel Solar Holdco 1, LLC	100.00%		United States	United States
Marysville Unified School District Solar, LLC	100.00%		United States	United States
Mastil Solar, S.L.U.	100.00%		Spain	Spain
Mauricio Solar, S.L.U.	100.00%		Spain	Spain
Meco 8	100.00%		France	France
Medha Energy Private Ltd	50.00%	E	India	India
Megavento - Producão de Electricidade S.A.	100.00%		Portugal	Portugal
Merysol	50.00%	E	France	France
Mishmar HaNegev Sun, Limited Partnership	44.64%		Israel	Israel
Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
Miyagi Osato Solar Park G.K.	45.00%	E	Japan	Japan
Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
M-KAT Green Limited Liability Partnership	100.00%		Kazakhstan	Kazakhstan
Morena Solar, S.L.U.	100.00%		Spain	Spain
Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
Mustang Creek Solar, LLC	100.00%		United States	United States
Myrtle Solar Cash Equity HoldCo, LLC	100.00%		United States	United States
Myrtle Solar Class B HoldCo	100.00%		United States	United States
Myrtle Solar Class B member	100.00%		United States	United States
Myrtle Solar TE HoldCo, LLC	100.00%		United States	United States
Myrtle Solar, LLC	100.00%		United States	United States
Myrtle Storage Cash Equity HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B Member, LLC	100.00%		United States	United States
Myrtle Storage TE Partnership, LLC	100.00%		United States	United States
Myrtle Storage, LLC	100.00%		United States	United States
Nevada Joint Union High School District Solar, LLC	100.00%		United States	United States
New Green Energy Services	100.00%		France	France
Nomad Solar	100.00%		Kazakhstan	Kazakhstan
North Sea OFW N-12.1 GmbH	100.00%		Germany	Germany
Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
Nuza Solar, S.L.U.	100.00%		Spain	Spain
Ombrea	100.00%		France	France
OmbreaAOI2022	100.00%		France	France
Ophelia Solar, LLC	100.00%		United States	United States
Oranje Wind Power II B.V.	50.00%	E	Netherlands	Netherlands
OSKVOLT Battery Services KB	100.00%		Sweden	Sweden
Parc Eolien de Cassini	50.00%	E	France	France
Parc Eolien de l'Equinville	100.00%		France	France
Parc Eolien Du Coupru	50.00%	E	France	France
Parc Eolien Du Vilpion	50.00%	E	France	France
Parc Photovoltaique de Puyloubier	100.00%		France	France
Parc Solaire du Lorrain	100.00%		France	France
Parco Eolico La Guardia S.R.L.	100.00%		Italy	Italy
Parque Fotovoltaico Alicahue Solar SpA	100.00%		Chile	Chile
Parque Fotovoltaico Santa Adriana Solar SpA	100.00%		Chile	Chile
Photonotos Energy	100.00%		Greece	Greece
Photovoras Energy S.M.S.A	100.00%		Greece	Greece
Piedra Solar, LLC	100.00%		United States	United States
Pigeon Run Solar, LLC	100.00%		United States	United States
Pilastra Solar, S.L.U.	100.00%		Spain	Spain
Plum Creek Solar, LLC	100.00%		United States	United States
Pontenure Solar S.R.L.	100.00%		Italy	Italy
Portalon Solar, S.L.U.	100.00%		Spain	Spain
Pos Production Ii	60.00%		France	France
Pos Production Iii	70.00%		France	France
Pos Production Iv	70.00%		France	France
Pos Production V	70.00%		France	France
Poste HTB du Mont de L'Arbre	100.00%		France	France
Postigo Solar, S.L.U.	100.00%		Spain	Spain
Postor Solar, S.L.U.	100.00%		Spain	Spain
PT TATS Indonesia	100.00%		Indonesia	Indonesia
Quadra Energy GmbH	100.00%		Germany	Germany
Quadrica	51.00%	E	France	France
Quilla Solar, S.L.U.	100.00%		Spain	Spain
Rabiza Solar, S.L.U.	100.00%		Spain	Spain
Randolph Solar I, LLC	100.00%		United States	United States
Rececho Solar, S.L.U.	100.00%		Spain	Spain
Recova Solar, S.L.U.	100.00%		Spain	Spain
Regata Solar, S.L.U.	100.00%		Spain	Spain
Renewable Energy Seagreen Holdco Limited	50.00%	E	United Kingdom	United Kingdom
Risen Bangladesh SKS Pte Ltd	100.00%		Bangladesh	Singapore
Risen Energy (Cambodia) Battambang Co. Ltd	100.00%		Cambodia	Cambodia
RLA Solar SpA	100.00%		Chile	Chile
Rolling Green Solar, LLC	100.00%		United States	United States
Rolling Plains Solar, LLC	100.00%		United States	United States
Ronesans Enerji Uretim ve Ticaret Anonim Șirketi	50.00%	E	Turkey	Turkey
Runway Solar, LLC	100.00%		United States	United States
Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
Saft (Zhuhai) Energy Storage Co.	100.00%		China	China
Saft AB	100.00%		Sweden	Sweden
Saft America Inc.	100.00%		United States	United States
Saft AS	100.00%		Norway	Norway
Saft Australia Pty Limited	100.00%		Australia	Australia
Saft Batterias SL	100.00%		Spain	Spain
Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
Saft Batterien GmbH	100.00%		Germany	Germany
Saft Batteries Pte Limited	100.00%		Singapore	Singapore
Saft Batteries Pty Limited	100.00%		Australia	Australia
Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
Saft Do Brasil Ltda	100.00%		Brazil	Brazil
Saft EV S.A.S.	100.00%		France	France
Saft Ferak AS	100.00%		Czech Republic	Czech Republic
Saft Groupe S.A.S.	100.00%		France	France
Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
Saft India Private Limited	100.00%		India	India
Saft Japan KK	100.00%		Japan	Japan
Saft Limited	100.00%		United Kingdom	United Kingdom
Saft LLC	100.00%		Russia	Russia
Saft Nife ME Limited	100.00%		Cyprus	Cyprus
Saft S.A.S.	100.00%		France	France
San Luis Obispo Solar I, LLC	100.00%		United States	United States
Sanabria Solar, S.L.U.	100.00%		Spain	Spain
Sanders Creek Solar, LLC	100.00%		United States	United States
SGIP SLB Holdco 1, LLC	100.00%		United States	United States
SGIP SLB I, LLC	100.00%		United States	United States
Shakumbhari Solar Power Projects Private Ltd	50.00%	E	India	India
Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
SIIF EDF EN Israel Ltd	51.02%		Israel	Israel
Sistemi Energie Calabria S.R.L.	100.00%		Italy	Italy
Sociedade Exploradora de Recursos Energeticos, Lda	100.00%		Portugal	Portugal
Sociedade Hidroelectrica da Grela, Lda	100.00%		Portugal	Portugal
Societe Champenoise d'Energie	16.00%	E	France	France
Societe d'Exploitation du Soleil du Haut - Deffens	100.00%		France	France
Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
Sol Holding, LLC	50.00%	E	United States	United States
Solaire Habitat Social	100.00%		France	France
Solar Barocco	100.00%		Italy	Italy
Solar Carport NJ, LLC	100.00%		United States	United States
Solar Energies	65.00%	E	France	France
Solar Life Energy	100.00%		Italy	Italy
Solar Star Academia 1, LLC	100.00%		United States	United States
Solar Star Addison North, LLC	100.00%		United States	United States
Solar Star Alleghany South, LLC	100.00%		United States	United States
Solar Star Always Low Prices Hi, LLC	100.00%		United States	United States
Solar Star Appling Peaches, LLC	100.00%		United States	United States
Solar Star Arizona HMR-1, LLC	100.00%		United States	United States
Solar Star Baltimore Carney, LLC	100.00%		United States	United States
Solar Star Baltimore Roofs, LLC	100.00%		United States	United States
Solar Star Bay City 2, LLC	100.00%		United States	United States
Solar Star Bear Creek, LLC	100.00%		United States	United States
Solar Star Big Apple BTM, LLC	100.00%		United States	United States
Solar Star Big Apple CDG B, LLC	100.00%		United States	United States
Solar Star Big Apple CDG,LLC	100.00%		United States	United States
Solar Star Blakeslee 2, LLC	100.00%		United States	United States
Solar Star Buchanan 2, LLC	100.00%		United States	United States
Solar Star California LXXV, LLC	100.00%		United States	United States
Solar Star California LXXVI, LLC	100.00%		United States	United States
Solar Star California LXXVIII, LLC	100.00%		United States	United States
Solar Star California XXXV, LLC	100.00%		United States	United States
Solar Star California XXXVI, LLC	100.00%		United States	United States
Solar Star California XXXVIII, LLC	100.00%	United States	United States
Solar Star Cambridge 1, LLC	100.00%	United States	United States
Solar Star Cantil 1, LLC	100.00%	United States	United States
Solar Star Carbondale 1, LLC	100.00%	United States	United States
Solar Star Carlsbad 1, LLC	100.00%	United States	United States
Solar Star Central Light, LLC	100.00%	United States	United States
Solar Star Charlotte 1, LLC	100.00%	United States	United States
Solar Star Clovis Curry North, LLC	100.00%	United States	United States
Solar Star Clovis Curry South, LLC	100.00%	United States	United States
Solar Star Co Co 2500, LLC	100.00%	United States	United States
Solar Star Coastal Pirate, LLC	100.00%	United States	United States
Solar Star Colorado II, LLC	100.00%	United States	United States
Solar Star CRC Kern Front, LLC	100.00%	United States	United States
Solar Star CRC Mt. Poso, LLC	100.00%	United States	United States
Solar Star CRC North Shafter, LLC	100.00%	United States	United States
Solar Star CRC Pier A West, LLC	100.00%	United States	United States
Solar Star CRC Yowlumne 1 North, LLC	100.00%	United States	United States
Solar Star CRC Yowlumne 2 South, LLC	100.00%	United States	United States
Solar Star Deer Island, LLC	100.00%	United States	United States
Solar Star Dornsife 1, LLC	100.00%	United States	United States
Solar Star Fort Atkinson South, LLC	100.00%	United States	United States
Solar Star Gloucester 1, LLC	100.00%	United States	United States
Solar Star Gloucester 2, LLC	100.00%	United States	United States
Solar Star Golden Empire, LLC	100.00%	United States	United States
Solar Star Goodwin Storage, LLC	100.00%	United States	United States
Solar Star Harbor, LLC	100.00%	United States	United States
Solar Star Harpst Arcata, LLC	100.00%	United States	United States
Solar Star Hartford South, LLC	100.00%	United States	United States
Solar Star Hawley 1, LLC	100.00%	United States	United States
Solar Star HD Maryland, LLC	100.00%	United States	United States
Solar Star HD New Jersey, LLC	100.00%	United States	United States
Solar Star HD New York, LLC	100.00%	United States	United States
Solar Star Healthy 1, LLC	100.00%	United States	United States
Solar Star Healthy Lake, LLC	100.00%	United States	United States
Solar Star Herald Square 1, LLC	100.00%	United States	United States
Solar Star Hernwood, LLC	100.00%	United States	United States
Solar Star Hubbardson South, LLC	100.00%	United States	United States
Solar Star Irvine Civic Center, LLC	100.00%	United States	United States
Solar Star Jal, LLC	100.00%	United States	United States
Solar Star Kennedale Storage, LLC	100.00%	United States	United States
Solar Star Khsd, LLC	100.00%	United States	United States
Solar Star LA County High Desert, LLC	100.00%	United States	United States
Solar Star Lake Mills 1, LLC	100.00%	United States	United States
Solar Star LCR Culver City, LLC	100.00%	United States	United States
Solar Star LCR Irvine, LLC	100.00%	United States	United States
Solar Star LCR Split 2, LLC	100.00%	United States	United States
Solar Star Light Park, LLC	100.00%	United States	United States
Solar Star Lincoln School, LLC	100.00%	United States	United States
Solar Star Lompoc Diatomite 1, LLC	100.00%	United States	United States
Solar Star Long Peaches, LLC	100.00%	United States	United States
Solar Star Los Lunas 2 LLC	100.00%	United States	United States
Solar Star Los Lunas, LLC	100.00%	United States	United States
Solar Star MA - Tewksbury, LLC	100.00%	United States	United States
Solar Star Massachusetts II, LLC	100.00%	United States	United States
Solar Star Massachusetts III, LLC	100.00%	United States	United States
Solar Star Maxx 1, LLC	100.00%	United States	United States
Solar Star Mayfield 1, LLC	100.00%	United States	United States
Solar Star Maynard 1, LLC	100.00%	United States	United States
Solar Star Mifflinburg 1, LLC	100.00%	United States	United States
Solar Star Millville Rohrsburg, LLC	100.00%	United States	United States
Solar Star Millville, LLC	100.00%	United States	United States
Solar Star Mountain Post, LLC	100.00%	United States	United States
Solar Star North Herty Storage, LLC	100.00%	United States	United States
Solar Star Orangeville 2, LLC	100.00%	United States	United States
Solar Star Orangeville Eagle, LLC	100.00%	United States	United States
Solar Star Palmyra North, LLC	100.00%	United States	United States
Solar Star Parent CRC Kern Front, LLC	100.00%	United States	United States
Solar Star Parent CRC Mt. Poso, LLC	100.00%	United States	United States
Solar Star Parent CRC North Shafter, LLC	100.00%	United States	United States
Solar Star Parent CRC Pier A West, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 1 North, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 2 South, LLC	100.00%	United States	United States
Solar Star Parkton, LLC	100.00%	United States	United States
Solar Star Pennsauken, LLC	100.00%	United States	United States
Solar Star Petersburg 1, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 1, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 2, LLC	100.00%	United States	United States
Solar Star Prime 2, LLC	100.00%	United States	United States
Solar Star Prime 4, LLC	100.00%	United States	United States
Solar Star Prime I, LLC	100.00%	United States	United States
Solar Star Prime SCK3, LLC	100.00%	United States	United States
Solar Star PTC 1, LLC	100.00%	United States	United States
Solar Star PTC 2, LLC	100.00%	United States	United States
Solar Star PUSD Monache, LLC	100.00%	United States	United States
Solar Star Saft Valdosta, LLC	100.00%		United States	United States
Solar Star Santa Ana HS, LLC	100.00%		United States	United States
Solar Star Serving Science 2, LLC	100.00%		United States	United States
Solar Star Serving Science, LLC	100.00%		United States	United States
Solar Star State of CT Solar 1, LLC	100.00%		United States	United States
Solar Star Storage Texas, LLC	100.00%		United States	United States
Solar Star Tift Toombs Peaches, LLC	100.00%		United States	United States
Solar Star Timberville 1, LLC	100.00%		United States	United States
Solar Star Timberville 2, LLC	100.00%		United States	United States
Solar Star Track Southern Ave 1, LLC	100.00%		United States	United States
Solar Star Tranquility, LLC	100.00%		United States	United States
Solar Star Unkety Brook, LLC	100.00%		United States	United States
Solar Star Urbana Landfill South, LLC	100.00%		United States	United States
Solar Star Vegas 1, LLC	100.00%		United States	United States
Solar Star Virginia Holdco, LLC	100.00%		United States	United States
Solar Star Ware 1, LLC	100.00%		United States	United States
Solar Star Western Hills Storage, LLC	100.00%		United States	United States
Solar Star Whitewater South, LLC	100.00%		United States	United States
Solar Star Wholesome Portland, LLC	100.00%		United States	United States
Solarstar Ma I, LLC	100.00%		United States	United States
SolarStorage Fund A, LLC	100.00%		United States	United States
SolarStorage Fund B, LLC	100.00%		United States	United States
SolarStorage Fund C, LLC	100.00%		United States	United States
SolarStorage Fund D, LLC	100.00%		United States	United States
Solenergy	100.00%		Italy	Italy
Sombrero Solar, LLC	100.00%		United States	United States
Spinnaker Solar, S.L.U.	100.00%		Spain	Spain
SPWR SS 1, LLC	100.00%		United States	United States
Strongstown Solar, LLC	100.00%		United States	United States
SunPower Bobcat Solar, LLC	100.00%		United States	United States
SunPower Commercial FTB Construction, LLC	100.00%		United States	United States
SunPower Commercial Holding Company FTB SLB Parent, LLC	100.00%		United States	United States
SunPower Commercial Holding Company FTB SLB, LLC	100.00%		United States	United States
SunPower Helix I, LLC	100.00%		United States	United States
SunPower NY CDG 1, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I Parent, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I, LLC	100.00%		United States	United States
Sunzil	50.00%	E	France	France
Swingletree Operations, LLC	100.00%		United States	United States
Tadiran Batteries GmbH	100.00%		Germany	Germany
Tadiran Batteries Limited	100.00%		Israel	Israel
Talmei Eliyahu Green Energies Ltd.	46.94%		Israel	Israel
Terrilvoltaique de Ronchamp et Magny-Danigon	40.80%	E	France	France
TexGen Power, LLC	100.00%		United States	United States
TNE Holdco 1 Ltd	100.00%		United Kingdom	United Kingdom
Tosca Holdco, LLC	50.00%	E	United States	United States
Total Envision Energy Services (Shanghai) Co., Ltd	50.00%	E	China	China
Total Eren	100.00%		France	France
Total Eren Chile	100.00%		Chile	Chile
Total Eren Holding	100.00%		France	France
Total Tractebel Emirates O&M Company	50.00%	E	France	United Arab Emirates
Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
TotalEnergies - Centrale Electrique Bayet	100.00%		France	France
TotalEnergies - Centrale Electrique Marchienne-au-Pont	100.00%		Belgium	Belgium
TotalEnergies - Centrale Electrique Pont-sur-Sambre	100.00%		France	France
TotalEnergies - Centrale Electrique Saint-Avold	100.00%		France	France
TotalEnergies - Centrale Electrique Toul	100.00%		France	France
TotalEnergies Alamo Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies Andromeda Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies B Solar, LLC	100.00%		United States	United States
TotalEnergies C HoldCo, LLC	100.00%		United States	United States
TotalEnergies Carolina Long Bay, LLC	100.00%		United States	United States
TotalEnergies Clientes	100.00%		Spain	Spain
TotalEnergies CWB I Solar, LLC	100.00%		United States	United States
TotalEnergies DF Solar, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Assets USA, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Philippines Inc.	100.00%		United States	United States
TotalEnergies Distributed Generation USA, LLC	100.00%		United States	United States
TotalEnergies Dracena Participacoes	100.00%		Brazil	Brazil
TotalEnergies Electricidad y Gas España	100.00%		Spain	Spain
TotalEnergies Electricite et Gaz France	100.00%		France	France
TotalEnergies Flexible Power USA, LLC	100.00%		United States	United States
TotalEnergies H Solar, LLC	100.00%		United States	United States
TotalEnergies HI Holdco, LLC	100.00%		United States	United States
TotalEnergies Integrated Power ESS Belgium	100.00%		Belgium	Belgium
TotalEnergies M Solar, LLC	100.00%		United States	United States
TotalEnergies Marahu Holding, LLC	100.00%		United States	United States
TotalEnergies Offshore Wind Korea	100.00%		France	France
TotalEnergies Offshore Wind Netherlands Participations I B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Offshore Wind Netherlands Participations II B.V.	100.00%		Netherlands	Netherlands

TotalEnergies OFW NSE1 GmbH	100.00%	Germany	Germany
TotalEnergies OFW OSE GmbH	100.00%		Germany	Germany
TotalEnergies OFW US 1, LLC	100.00%		United States	United States
TotalEnergies OFW US 4, LLC	100.00%		United States	United States
TotalEnergies Planta Solar Andalucia 3, S.L.U.	100.00%		Spain	Spain
TotalEnergies Power & Gas Belgium	100.00%		Belgium	Belgium
TotalEnergies Power Generation France	100.00%		France	France
TotalEnergies Renewables	100.00%		France	France
TotalEnergies Renewables (Cambodia) Co., Ltd	100.00%		Cambodia	Cambodia
TotalEnergies Renewables Asia	100.00%		Singapore	Singapore
TotalEnergies Renewables Australia	100.00%		Australia	Australia
TotalEnergies Renewables Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Renewables Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables Development Middle East	100.00%		France	France
TotalEnergies Renewables Development Partnership, LLC	100.00%		United States	United States
TotalEnergies Renewables Development Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables DG Asia Assets Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Holdings Asia Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG MEA - Assets 1 FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables DG MEA FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables ESS Carling	100.00%		France	France
TotalEnergies Renewables ESS Flandres	100.00%		France	France
TotalEnergies Renewables ESS Grandpuits	100.00%		France	France
TotalEnergies Renewables Holding Hellas	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Holding Luxembourg Nov S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Iberica, S.L.U	100.00%		Spain	Spain
TotalEnergies Renewables India	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Renewables International	100.00%		France	France
TotalEnergies Renewables Italia	100.00%		Italy	Italy
TotalEnergies Renewables Latin America	100.00%		Chile	Chile
TotalEnergies Renewables Malaysia Sdn. Bhd.	100.00%		Malaysia	Malaysia
TotalEnergies Renewables Nederland A B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nov	100.00%		France	France
TotalEnergies Renewables Poland	100.00%		Poland	Poland
TotalEnergies Renewables Portugal Green S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Hibridizacão S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal International S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Novos Desenvolvimentos S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Portfolio S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal SGPS	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Sol & Vento S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Projects Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables Projects Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Projects Vietnam	100.00%		Singapore	Singapore
TotalEnergies Renewables R4 Holdco Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables Services Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Services Italia	100.00%		Italy	Italy
TotalEnergies Renewables Services Poland	100.00%		Poland	Poland
TotalEnergies Renewables Services Portugal	100.00%		Portugal	Portugal
TotalEnergies Renewables Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Solar Italia	100.00%		Italy	Italy
TotalEnergies Renewables Thailand	100.00%		Thailand	Thailand
TotalEnergies Renewables UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables USA, LLC	100.00%		United States	United States
TotalEnergies Renouvelables Danemark ApS	100.00%		Denmark	Denmark
TotalEnergies Renouvelables France	100.00%		France	France
TotalEnergies Renouvelables Nogara	50.00%	E	France	France
TotalEnergies Renouvelables Pacific	100.00%		France	France
TotalEnergies Solar DG Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Solar France	100.00%		France	France
TotalEnergies Solar Intl	100.00%		France	France
TotalEnergies Solar Wind Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Strong, LLC	50.00%	E	United States	United States
TotalEnergies Wire 3, LLC	100.00%		United States	United States
TQN Hydro	100.00%		France	France
TQN Solar	100.00%		France	France
TQN Solar Nogara	50.00%	E	France	France
TQN Wind	100.00%		France	France
Trofeo Solar, S.L.U.	100.00%		Spain	Spain
Truyesol	50.00%	E	France	France
TSGF SpA	100.00%		Chile	Chile
TSSDG India Private Limited	100.00%		India	India
Valencia Solar 1, LLC	100.00%		United States	United States
Valencia Solar 2, LLC	100.00%		United States	United States
Valencia Solar 3, LLC	100.00%		United States	United States
Valencia Solar 4, LLC	100.00%		United States	United States
Valorene	66.00%		France	France
Varadero Solar, S.L.U.	100.00%		Spain	Spain
Ventos do Seixo Amarelo - Energias Renovaveis S.A.	90.00%		Portugal	Portugal
Vents D'Oc Centrale D'Energie Renouvelable 16	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 17	50.00%	E	France	France
Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
Vertigo	25.92%	E	France	France
Vientos Los Hercules	100.00%		Argentina	Argentina
Vientos Solutions, S.L.U.	100.00%		Spain	Argentina
Vireausol	50.00%	E	France	France
West Burton Flexible Generation Ltd	50.00%	E	United Kingdom	United Kingdom
Wichita Data, LLC	100.00%		United States	United States
Wichita Solar I, LLC	100.00%		United States	United States
Winche Solar, S.L.U.	100.00%		Spain	Spain
Wind 1026 GmbH	100.00%		Germany	France
Wind 1029 GmbH	100.00%		Germany	Germany
Winergy	100.00%		France	France
Wolf Hollow I Power, LLC	100.00%		United States	United States
Wolf Hollow Services, LLC	50.00%	E	United States	United States
Woodbury Solar, LLC	100.00%		United States	United States
WP France 21	100.00%		France	France
WP FRANCE 28	100.00%		France	France
Yunlin Holding GmbH	23.00%	E	Germany	Germany
Yunlin Ukco Limited	29.46%	E	United Kingdom	United Kingdom
Zenith Solar, LLC	100.00%		United States	United States
Zephyr Holdings GP, LLC	50.00%	E	United States	United States

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	BASF TotalEnergies Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Chartering and Shipping Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.S.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Ltd	100.00%		China	China
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	EcoMotion JV GmbH	49.90%	E	Germany	Germany
	Elf Aquitaine Fertilisants	100.00%		France	France
	Espa S.A.R.L.	100.00%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Hanwha TotalEnergies Petrochemical Co., Ltd	50.00%	E	South Korea	South Korea
	Hutchinson (Chongqing) Automotive Systems Ltd	100.00%		China	China
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aerospace Services SNC	100.00%		France	France
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Brazil Automotive	100.00%		Brazil	Brazil
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrial Rubber Products Private Limited Inde	100.00%		India	India
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Malta Ltd	100.00%		Malta	Malta
Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
Hutchinson Polymers S.N.C.	100.00%		France	France
Hutchinson Porto Tubos Flexiveis Ldta	100.00%		Portugal	Portugal
Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
Hutchinson Research & Innovation Singapore Pte. Limited	100.00%		Singapore	Singapore
Hutchinson S.A.	100.00%		France	France
Hutchinson S.N.C.	100.00%		France	France
Hutchinson S.R.L. (Brasov)	100.00%		Romania	Romania
Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
Hutchinson Seal De Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Sealing Systems Inc.	100.00%		United States	United States
Hutchinson SRO	100.00%		Czech Republic	Czech Republic
Hutchinson Stop - Choc GmbH & Co. KG	100.00%		Germany	Germany
Hutchinson Technologies (Maanshan) Co., Ltd.	100.00%		China	China
Hutchinson Technologies (Shenyang) Co., Ltd.	100.00%		China	China
Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
Iber Resinas S.L.	100.00%		Spain	Spain
Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
Industrielle Desmarquoy S.N.C.	100.00%		France	France
Jehier S.A.S.	99.89%		France	France
Joint Precision Rubber	100.00%		France	France
KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
La Porte Pipeline Company, L.P.	19.96%	E	United States	United States
La Porte Pipeline GP, LLC	19.96%	E	United States	United States
Laffan Refinery Company Limited 1	10.00%	E	Qatar	Qatar
Le Joint Francais S.N.C.	100.00%		France	France
Legacy Site Services Funding Inc.	100.00%		United States	United States
Legacy Site Services LLC	100.00%		United States	United States
Les Stratifies S.A.S.	100.00%		France	France
Lone Wolf Land Company	100.00%		United States	United States
Machen Land Limited	100.00%		United Kingdom	United Kingdom
Metafactory	100.00%		France	France
Mide Technology Corporation	100.00%		United States	United States
Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
Paulstra S.N.C.	100.00%		France	France
PFW Aerospace GmbH	100.00%		Germany	Germany
PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
PFW UK Machining Ltd.	100.00%		United Kingdom	United Kingdom
Polyblend GmbH	100.00%		Germany	Germany
Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
Qatofin Company Limited	49.08%	E	Qatar	Qatar
Resilium	100.00%		Belgium	Belgium
Retia	100.00%		France	France
Retia USA LLC	100.00%		United States	United States
San Jacinto Rail Limited	17.00%	E	United States	United States
Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
Septentrion Participations	100.00%		France	France
Societe Bearnaise De Gestion Industrielle	100.00%		France	France
Societe du Pipeline Sud-Europeen	35.14%	E	France	France
Southeast Texas Pipelines LLC	40.00%		United States	United States
Stillman Seal Corporation	100.00%		United States	United States
Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
STR Tecoil Oy	100.00%		Finland	Finland
Synova	100.00%		France	France
TankOpslag en PijpleidingenNet N.V.	55.00%		Netherlands	Netherlands
Techlam S.A.S.	100.00%		France	France
Tesbo Oy	100.00%		Finland	Finland
TESSAF S.A.S.	50.10%		France	France
Thermal Control Systems Automotive Sasu	100.00%		France	France
Total Atlantic Trading Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Total Energy Marketing A/S	100.00%		Denmark	Denmark
TotalEnergies Activities Maritimes	100.00%		France	France
TotalEnergies Belgium Services	100.00%		Belgium	Belgium
TotalEnergies Corbion B.V.	50.00%	E	Netherlands	Netherlands
TotalEnergies Fluids	100.00%		France	France
TotalEnergies Laffan Refinery Holdco	100.00%		France	France
TotalEnergies Marketing Deutschland GmbH Refining (d)	100.00%		Germany	Germany
TotalEnergies Olefins Antwerp	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals & Refining SA/NV	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals (Hong-Kong) Ltd	100.00%		Hong Kong	Hong Kong
TotalEnergies Petrochemicals (Shanghai) Co. Ltd	100.00%		China	China
TotalEnergies Petrochemicals Development Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals France	100.00%		France	France
TotalEnergies Petrochemicals Iberica	100.00%		Spain	Spain
TotalEnergies Petrochemicals UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Plastic Energy Advanced Recycling S.A.S.	60.00%		France	France
TotalEnergies Polymers Antwerp	100.00%		Belgium	Belgium
TotalEnergies Raffinage Chimie	100.00%		France	France
TotalEnergies Raffinage France	100.00%		France	France
TotalEnergies Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
TotalEnergies Refinery Antwerp	100.00%		Belgium	Belgium
TotalEnergies Refinery Port Arthur, LLC	100.00%		United States	United States
TotalEnergies Refining & Chemicals Arabia	100.00%		France	France
TotalEnergies Splitter USA, Inc.	100.00%		United States	United States
TotalEnergies Trading Asia Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Trading Europe	100.00%		France	France
TotalEnergies Trading Products S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Trading Storage S.A.	100.00%		Switzerland	Switzerland
TOTSA TotalEnergies Trading S.A.	100.00%		Switzerland	Switzerland
Totseanergy	49.00%	E	Belgium	Belgium
Vibrachoc S.A.U.	100.00%		Spain	Spain
Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Belgium	100.00%		Belgium	Belgium
	AS 24 Espanola S.A.	100.00%		Spain	Spain
	AS 24 Fuel Card Limited	100.00%		United Kingdom	United Kingdom
	AS 24 Lietuva	100.00%		Lithunia	Lithunia
	AS 24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	C.M.T.M. CENTRE DE MANAGEMENT DE TRANSACTIONS MONETIQUES	99.90%		France	France
	Circle K Belgium	40.00%	E	Belgium	Belgium
	Clean Energy Fuels Corp.	19.06%	E	United States	United States
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		France	France
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Societe mahoraise de stockage de produits petroliers	100.00%		France	France
	Societe pour l'exploitation de l'usine de Rouen	98.98%		France	France
	Societe Urbaine des Petroles	100.00%		France	France
	S-OIL TotalEnergies Lubricants Co. Ltd	50.00%	E	South Korea	South Korea
	Source EV Limited	50.00%	E	United Kingdom	United Kingdom
	South Asia LPG Company Private Limited	50.00%	E	India	India
	Stedis	100.00%		France	France
	Tas'Helat Marketing Company	50.00%	E	Saoudia Arabia	Saoudia Arabia
	TEAL Mobility	50.00%	E	France	France
	TEVGO	100.00%		France	France
	Total (Tianjin) Manufacturing Co., Ltd.	77.00%		China	China
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Especialidades Argentina	100.00%		Argentina	Argentina
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Marketing Uganda Ltd	100.00%		Uganda	Uganda
	TotalEnergies (China) Investment Co Ltd	100.00%		China	China
	TotalEnergies Additives and Fuels Solutions	100.00%		France	France
	TotalEnergies Aviation	100.00%		France	France
	TotalEnergies Aviation Suisse S.A.	100.00%		Switzerland	Switzerland
	TotalEnergies Aviation Zambia Ltd	100.00%		Zambia	Zambia
	TotalEnergies Bitumen Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies Charging Services	100.00%		France	France
	TotalEnergies Charging Services España SL	100.00%		Spain	Spain
	TotalEnergies Charging Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
	TotalEnergies Charging Solutions Belgium	100.00%		Belgium	Belgium
	TotalEnergies Charging Solutions Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies Charging Solutions Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Charging Solutions UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Diesel Comercio e Transportes Brasil Ltda	100.00%		Brazil	Brazil
	TotalEnergies Distribuidora Brasil Ltda	100.00%		Brazil	Brazil
	TotalEnergies Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	TotalEnergies Holdings Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies LPG Vietnam Company Ltd	100.00%		Vietnam	Vietnam
	TotalEnergies Lubrifiants	99.98%		France	France
	TotalEnergies Lubrifiants Algerie SPA	78.90%		Algeria	Algeria
	TotalEnergies Lubrifiants Services Automobile	99.98%		France	France
	TotalEnergies Marine Fuels Pte. Ltd	100.00%		Singapore	Singapore
	TotalEnergies Marketing (Cambodia) Co. Ltd	100.00%		Cambodia	Cambodia
	TotalEnergies Marketing (Fiji) Pte Ltd	100.00%		Fiji Islands	Fiji Islands
	TotalEnergies Marketing (Hubei) Co., Ltd	100.00%		China	China
TotalEnergies Marketing (Shanghai) Co., Ltd	100.00%		China	China
TotalEnergies Marketing African Holdings Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Afrique	100.00%		France	France
TotalEnergies Marketing Angola S.A.	50.00%	E	Angola	Angola
TotalEnergies Marketing Antilles-Guyane	100.00%		France	France
TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing Belgium	100.00%		Belgium	Belgium
TotalEnergies Marketing Burkina	100.00%		Burkina Faso	Burkina Faso
TotalEnergies Marketing Cameroun S.A.	67.01%		Cameroon	Cameroon
TotalEnergies Marketing Ceska republika S.R.O.	100.00%		Czech Republic	Czech Republic
TotalEnergies Marketing Chile SA	100.00%		Chile	Chile
TotalEnergies Marketing Congo	100.00%		Congo	Congo
TotalEnergies Marketing Corse	100.00%		France	France
TotalEnergies Marketing Côte d'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
TotalEnergies Marketing Denmark A/S	100.00%		Denmark	Denmark
TotalEnergies Marketing Dominicana, S.A.	50.00%		Dominican Republic	Dominican Republic
TotalEnergies Marketing Egypt	50.00%	E	Egypt	Egypt
TotalEnergies Marketing España, S.A.U.	100.00%		Spain	Spain
TotalEnergies Marketing Eswatini (Pty) Ltd	50.10%		Swaziland	Swaziland
TotalEnergies Marketing Ethiopia Share Company	100.00%		Ethiopia	Ethiopia
TotalEnergies Marketing France	100.00%		France	France
TotalEnergies Marketing Gabon	90.00%		Gabon	Gabon
TotalEnergies Marketing Ghana PLC	76.74%		Ghana	Ghana
TotalEnergies Marketing Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
TotalEnergies Marketing Guinee	100.00%		Guinea	Guinea
TotalEnergies Marketing Holdings Africa	100.00%		France	France
TotalEnergies Marketing Holdings Asia	100.00%		France	France
TotalEnergies Marketing Holdings India	100.00%		France	France
TotalEnergies Marketing India Private Ltd	100.00%		India	India
TotalEnergies Marketing Italia SpA	100.00%		Italy	Italy
TotalEnergies Marketing Jamaica Ltd	100.00%		Jamaica	Jamaica
TotalEnergies Marketing Jordan	100.00%		Jordan	Jordan
TotalEnergies Marketing Kenya PLC	93.96%		Kenya	Kenya
TotalEnergies Marketing Lebanon	100.00%		Lebanon	Lebanon
TotalEnergies Marketing Madagasikara S.A.	79.44%		Madagascar	Madagascar
TotalEnergies Marketing Malawi Ltd	100.00%		Malawi	Malawi
TotalEnergies Marketing Mali	100.00%		Mali	Mali
TotalEnergies Marketing Maroc	55.00%		Morocco	Morocco
TotalEnergies Marketing Mauritius Ltd	55.00%		Mauritius Island	Mauritius Island
TotalEnergies Marketing Mayotte	100.00%		France	Mayotte
TotalEnergies Marketing Mexico S.A. de C.V.	100.00%		Mexico	Mexico
TotalEnergies Marketing Middle East FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Mocambique S.A.	100.00%		Mozambique	Mozambique
TotalEnergies Marketing Namibia (Pty) Ltd	50.10%		Namibia	Namibia
TotalEnergies Marketing Nederland NV	100.00%		Netherlands	Netherlands
TotalEnergies Marketing Nigeria PLC	61.72%		Nigeria	Nigeria
TotalEnergies Marketing Pacifique	100.00%		France	New Caledonia
TotalEnergies Marketing Polska	100.00%		Poland	Poland
TotalEnergies Marketing Polynesie	100.00%		France	French Polynesia
TotalEnergies Marketing Puerto Rico	100.00%		Puerto Rico	Puerto Rico
TotalEnergies Marketing RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
TotalEnergies Marketing Reunion	100.00%		France	Reunion
TotalEnergies Marketing Romania S.A.	100.00%		Romania	Romania
TotalEnergies Marketing Senegal	69.14%		Senegal	Senegal
TotalEnergies Marketing Services	100.00%		France	France
TotalEnergies Marketing South Africa (Pty) Ltd	50.10%		South Africa	South Africa
TotalEnergies Marketing Taiwan Ltd	63.00%		TaIwan	TaIwan
TotalEnergies Marketing Tanzania Ltd	100.00%		Tanzania	Tanzania
TotalEnergies Marketing Togo	76.72%		Togo	Togo
TotalEnergies Marketing Tunisie	100.00%		Tunisia	Tunisia
TotalEnergies Marketing UAE LLC	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Uganda Ltd	100.00%		Uganda	Uganda
TotalEnergies Marketing UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Ukraine	100.00%		Ukraine	Ukraine
TotalEnergies Marketing USA Inc.	100.00%		United States	United States
TotalEnergies Marketing Vietnam Company Ltd	100.00%		Vietnam	Vietnam
TotalEnergies Marketing Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Marketing Zimbabwe (Private) Ltd	80.00%		Zimbabwe	Zimbabwe
TotalEnergies MKG Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Proxi Nord Est	100.00%		France	France
TotalEnergies Proxi Nord Ouest	100.00%		France	France
TotalEnergies Proxi Sud Est	100.00%		France	France
TotalEnergies Proxi Sud Ouest	100.00%		France	France
TotalEnergies Singapore Services Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Sinochem Retail Company Ltd	49.00%	E	China	China
TotalEnergies Supply Marketing Services S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Turkey Pazarlama A.S.	100.00%		Turkey	Turkey
TotalEnergies Warme&Kraftstoff Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Wash France	100.00%		France	France
Trapil	5.50%	E	France	France
Upbeatprops 100 Pty Limited	50.10%		South Africa	South Africa
Yangtze Gorges Green Way Charging Technology (Hubei) Co., Ltd.	50.00%	E	China	China

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Designated Activity Company	100.00%		Ireland	Ireland
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total International NV	100.00%		Netherlands	Netherlands
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TotalEnergies (Beijing) Corporate Management Co., Ltd.	100.00%		China	China
	TotalEnergies American Services, Inc.	100.00%		United States	United States
	TotalEnergies Capital	100.00%		France	France
	TotalEnergies Capital Canada Ltd	100.00%		Canada	Canada
	TotalEnergies Capital International	100.00%		France	France
	TotalEnergies Consulting	100.00%		France	France
	TotalEnergies Delaware, Inc.	100.00%		United States	United States
	TotalEnergies Developpement Regional S.A.S.	100.00%		France	France
	TotalEnergies Digital Factory	100.00%		France	France
	TotalEnergies EP Gestion Filiales	100.00%		France	France
	TotalEnergies Facilities Management Services (TFMS)	100.00%		France	France
	TotalEnergies Finance	100.00%		France	France
	TotalEnergies Finance Corporate Services Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Finance Europe	100.00%		France	France
	TotalEnergies Finance International B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Finance USA, Inc.	100.00%		United States	United States
	TotalEnergies Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Gestion USA	100.00%		France	France
	TotalEnergies Global Financial Services	100.00%		France	France
	TotalEnergies Global Human Resources Services	100.00%		France	France
	TotalEnergies Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	TotalEnergies Global IT Services (TGITS)	100.00%		France	France
	TotalEnergies Global Procurement (TGP)	100.00%		France	France
	TotalEnergies Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	TotalEnergies Global Services Bucharest	100.00%		Romania	Romania
	TotalEnergies Global Services Philippines Inc.	100.00%		Philippines	Philippines
	TotalEnergies Holding Allemagne	100.00%		France	France
	TotalEnergies Holdings	100.00%		France	France
	TotalEnergies Holdings Europe	100.00%		France	France
	TotalEnergies Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Holdings USA, Inc.	100.00%		United States	United States
	TotalEnergies Investment (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investment Management (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investments	100.00%		France	France
	TotalEnergies Learning Solutions (TLS)	100.00%		France	France
	TotalEnergies Marketing Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Marketing Holdings South Africa ZA (Pty) Ltd	100.00%		South Africa	Netherlands
	TotalEnergies OneTech	100.00%		France	France
	TotalEnergies OneTech Belgium	100.00%		Belgium	Belgium
	TotalEnergies Participations	100.00%		France	France
	TotalEnergies Petrochemicals & Refining USA, Inc. (d)	100.00%		United States	United States
	TotalEnergies SE	–		France	France
	TotalEnergies Security USA, Inc.	100.00%		United States	United States
	TotalEnergies Treasury	100.00%		France	France
	TotalEnergies Treasury Belgium	100.00%		Belgium	Belgium
	TotalEnergies UK Finance Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Ventures Europe	100.00%		France	France
	TotalEnergies Ventures International	100.00%		France	France

(a)Del Rio Funding LLC, % of control different from % of interest : 50.00%

(b)Rio Grande LNG Intermediate Holdings LLC, % of control different from % of interest : 16.67%

(c)TotalEnergies Australia Unit Trust, % of control different from % of interest : 75.16%

(d)Multi-segment entities